Finance costs (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Cost [Abstract]
Interest and related expenses	¥ 124	¥ 115	¥ 120
Exchange losses/(gains)	17	(7)	1
Finance costs	¥ 141	¥ 108	¥ 121